Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not currently grant stock options, stock appreciation rights, or other option-like equity awards. Accordingly, the Company does not have a specific policy regarding the timing of grants of such awards in relation to the release of material non-public information.
In the event the Company determines to grant stock options or similar equity awards in the future, the Compensation Committee will evaluate and adopt appropriate policies and practices regarding the timing of such grants relative to the disclosure of material non-public information.
During fiscal year 2025, the Company did not grant option awards to its named executive officers during the period beginning four business days prior to and ending one business day following the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Current Report on Form 8-K that disclosed material non-public information. The Company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method
The Company does not currently grant stock options, stock appreciation rights, or other option-like equity awards. Accordingly, the Company does not have a specific policy regarding the timing of grants of such awards in relation to the release of material non-public information.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Company does not currently grant stock options, stock appreciation rights, or other option-like equity awards. Accordingly, the Company does not have a specific policy regarding the timing of grants of such awards in relation to the release of material non-public information.

MNPI Disclosure Timed for Compensation Value	false